REVENUE - Changes in deferred revenue (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUE
Deferred revenue - beginning balance	$ 653,078	$ 254,068	$ 222,639
Amounts deferred during the period	353,052	954,840	416,342
Revenue recognized from amounts included in the deferred revenue beginning balance	(268,506)	(154,138)	(165,302)
Revenue from current period sales	(169,925)	(401,692)	(219,611)
Deferred revenue - ending balance	$ 567,699	$ 653,078	$ 254,068